EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 16:-      EQUITY

a.	Share capital:

1.	Ordinary shares confer upon their holders voting rights, the right to receive dividends and the right to share in equity upon liquidation of the Company.

2.
Certain of the Company's officers, directors and major shareholders that hold ordinary shares have the right to require the Company, on not more than one occasion, to file a registration statement on the appropriate form under the Securities Act in order to register the resale of their ordinary shares.

b.	Syneron's option plan:

In 2014, Syneron adopted the 2014 Israel Stock Option Plan (for Israeli residents) and the 2014 Incentive Stock Option Plan (for the United States, Canada and the rest of the world) (collectively the 2014 Plans). The number of options approved under the 2014 Plans was 2,000,000 options.

Following approval by the Company’s Compensation Committee and Board of Directors on November 7, 2016, the 2014 Plans were amended to add 200,000 additional shares to the pool of shares available for equity incentive awards, which increase was effectuated under the Nasdaq Foreign Private Issuer Exemption (the “FPI Exemption”).

As of December 31, 2016, options to purchase 441,500 ordinary shares were available for future grants under the 2014 Plans.

Under the 2014 Plans, options are granted to employees, officers, directors and consultants at an exercise price equal to at least the fair market value at the date of grant and are granted for periods not to exceed ten years. Options granted under the 2014 Plans vest over a period of three to four years of employment. Any options that are cancelled or forfeited before expiration become available for future grants. In addition to granting stock options, the Company granted also Restricted Stock Units (RSUs) under the 2014 Plans to its board members. RSUs vest over a period of employment of up to four years.

Upon vesting, the RSU beneficiary is entitled to receive a share per one RSU for no consideration ($0.01 per share). RSUs that are cancelled or forfeited become available for future grants.

c.
The following is a summary of activities relating to the Company's stock options and Stock Appreciation Rights (SAR) granted to employees and directors among the Company's various plans during the year ended December 31, 2016:

	Number	Weighted average exercise	Aggregate intrinsic value
	of options	price	(in thousands)

Outstanding at beginning of year	4,496,769	11.45	-
Granted	1,592,450	7.12	-
Exercised	-	-	-
Forfeited	(878,761)	14.28	-

Outstanding at end of year	5,210,458	9.27	2,330

Exercisable options at end of year	3,053,031	7.35	554

Vested and expected to vest	5,014,376	10.23	2,213

The intrinsic value of exercisable options (the difference between the Company's closing share price on the last trading day in fiscal 2016 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2016. This amounts changes based on the fair market value of the Company's ordinary shares.

The following table summarizes the RSUs activity for the year ended December 31, 2016:

		Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2016	16,500	$11.47
Granted	226,000	$7.25
Vested	(11,500)	$11.47
Forfeited	-	-

Non-vested at December 31, 2016	231,000	$7.25

The fair value of non-vested RSUs is determined based on the closing trading price of the Company's shares on the grant date. The weighted-average grant-date fair value of RSUs granted during the years 2016, 2015 and 2014, was $7.25, $0 and $10.34, respectively.

The total fair value of RSU's vested during the year ended December 31, 2016 was $132.

Aggregate intrinsic value, at the date of exercise, of options, SAR's and RSU's that were exercised during the years ended on December 31, 2016, 2015 and 2014 was $129, $841 and $247, respectively.

The options and SAR's outstanding as of December 31, 2016, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.41	32,144	2.05	1.41	32,144	2.05	1.41
$4.81	27,083	2.62	4.81	27,083	2.62	4.81
$6.30-11.95	4,781,231	4.56	9.11	2,711,926	3.53	9.88
$12.09-14.10	370,000	3.62	12.38	281,878	3.43	12.41

$1.41-14.10	5,210,458	4.47	9.27	3,053,031	3.49	7.35

The weighted average fair values of options granted (including those granted to non-employees but excluding RSUs) during the years ended December 31, 2016, 2015 and 2014 were:

	Year ended December 31,
	2016	2015	2014

Weighted average exercise prices	$7.12	$10.85	$10.81

Weighted average fair value on grant date	$2.54	$3.59	$4.02

The weighted average estimated fair value of employee stock options granted during the years ended December 31, 2016, 2015 and 2014 was calculated using the binomial model with the following weighted-average assumptions:

	Year ended December 31,
	2016	2015	2014

Volatility	39.5%	35%	38.5%
Risk-free interest rate	1.06%	1.18%	1.65%
Dividend yield	0.00%	0.00%	0.00%
Post-vesting forfeiture rate	4.0%	5.56%	5.56%
Suboptimal exercise factor	2.0	2.0	2.0
Contractual life (in years)	7-10	7-10	7-10

Volatility is based on the historical volatility of the Company ordinary share, for a period equal to the stock options excepted life.

The share-based payments are denominated in U.S. dollars, and consequently, in accordance with ASC 718, when the binomial model is applied, the Company looks for yields on the U.S. treasury zero-coupon bonds with maturity that is commensurate with the contractual term of the award.

The Company is required to assume a dividend yield as an input in the binomial model. The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts and may be subject to substantial change in the future.

The post-vest forfeiture rate was calculated on a monthly basis and is presented on an annual basis.
The sub optimal exercise factor is based on the average ratio between the stock price and the exercise price.

The binomial model assumes that employees' exercise behavior is a function of the option's remaining contractual life and the extent to which the option is in-the-money (i.e., the average stock price during the period is above the strike price of the stock option). The binomial model estimates the probability of exercise as a function of these two variables based on the history of exercises and factors in also the post-vesting termination rate of employees, as termination triggers the truncation of employee awards shortly thereafter.

As equity-based compensation expense recognized in the consolidated statement of operations is based on awards ultimately expected to vest, it should be reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The total equity-based compensation expense recognized for the years ended December 31, 2016, 2015 and 2014, was comprised as follows:

	Year ended December 31,
	2016	2015	2014

Cost of revenues	$160	$197	$160
Research and development	341	332	370
Sales and marketing	1,227	1,284	1,093
General and administrative	1,983	1,962	2,077

Total equity-based compensation expense before taxes	$3,711	$3,775	$3,700

As of December 31, 2016, there was $5,927 of total unrecognized stock-based compensation cost related to non-vested stock-based compensation granted under the Company's stock option plans. That cost is expected to be recognized over a weighted average period of 1.45 years.

d.	Dividends:

The Company has never paid cash dividends to shareholders. The Company intends to retain future earnings for use in its business and does not anticipate paying cash dividends on its shares in the foreseeable future. Any future dividend policy will be determined by the Board of Directors and will be based upon conditions then existing, including results of operations, financial condition, current and anticipated cash needs, contractual restrictions, potential tax implication and other conditions as the Board of Directors may deem relevant. In the event that cash dividends are declared in the future, such dividends will be paid in U.S. dollars subject to any statutory limitations.

e.	Repurchase of Shares

On December 1, 2014, the Company Board of Directors approved a share repurchase program of up to $20,000 of Syneron's ordinary shares. Under the program, ordinary shares may be repurchased from time to time through open market transactions, block purchases, or private transactions in accordance with applicable regulatory requirements. The timing of purchases and the number of shares to be purchased will depend on market conditions and other factors. The program does not obligate the Company to acquire any specific number of shares and may be discontinued at any time. The Company intends to fund any share repurchases with currently available working capital. During 2016, the Company repurchased 563,642 ordinary shares at an average price of $6.96 for an aggregate purchase price of $3,925 and completed a total share repurchase of $20,000 of Syneron's ordinary shares as approved by the Company's Board of Directors. Total consideration for the purchase of these ordinary shares was recorded as treasury shares, at cost, as part of shareholders' equity.